Leases - Schedule of components of lease expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease cost	$ 2,059	$ 1,515	$ 0
Finance lease cost:
Amortization of right-of-use assets	462	534	522
Interest on lease liabilities	16	59	119
Total finance lease cost	$ 478	$ 593	$ 641